Customer Revenue by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenues	$ 3,015.1	$ 3,356.4	$ 3,456.5
Services
Revenue from External Customer [Line Items]
Revenues	2,605.6	2,785.7	2,850.0
Technology
Revenue from External Customer [Line Items]
Revenues	409.5	570.7	606.5
Cloud & Infrastructure Services | Services
Revenue from External Customer [Line Items]
Revenues	1,513.1	1,704.9	1,772.4
Application Services | Services
Revenue from External Customer [Line Items]
Revenues	868.9	819.8	824.7
Business Processing Outsourcing Services | Services
Revenue from External Customer [Line Items]
Revenues	$ 223.6	$ 261.0	$ 252.9